S000049244 [Member] Investment Objectives and Goals - Tax-Exempt High Yield Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Tax-Exempt High Yield Bond Fund
Objective [Heading]	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	The Fund seeks to provide a high level of current income that is exempt from federal tax,
Objective, Secondary [Text Block]	and as a secondary objective, total return.